Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2022
Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
c.
Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2020, 2021 and 2022, are as follows:

	2020		2021		2022
Commercial revenues:
Otayconnect, S. de R. L. de C.V. (Shareholder)	Ps.	1,313	Ps.	1,387	Ps.	1,631
Promotora Cabo Real, S.A. de C.V. (Shareholder)	Ps.	14,291	Ps.	—	Ps.	—
Las Nuevas Delicias Gastronómicas, S. de R. L. de C.V. (Independent director)	Ps.	5,524	Ps.	7,669	Ps.	10,985
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	24,093	Ps.	25,128	Ps.	38,259
Beer Factory de México, S.A. de C.V. (Independent director)	Ps.	1,389	Ps.	—	Ps.	—
Operadora y Administradora de Restaurantes Gigante, S.A. de C.V. (Independent director)	Ps.	1,004	Ps.	—	Ps.	—
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	62	Ps.	—	Ps.	—
Servicios empresariales de alta calidad, S.A. de C.V. (Shareholder)	Ps.	—	Ps.	—	Ps.	35

	2020		2021		2022
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	—	Ps.	8,711	Ps.	—

Key management personnel of entity or parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Total Amounts Paid to Key Management Personnel or Directors
d.
The total short term employees benefits paid to key management personnel or directors, for the years ended December 31, 2020, 2021 and 2022 were as follows:

	2020		2021		2022
Management - short term	Ps.	39,435	Ps.	59,987	Ps.	70,699
Independent directors (7)	Ps.	9,216	Ps.	6,511	Ps.	7,856

Accounts receivable (payable) [Member] | Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
b.
Accounts receivable with other related parties that are in the consolidated statement of financial position as of December 31, 2020, 2021 and 2022, are integrated as follows:

	2020		2021		2022
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	1,698	Ps.	—	Ps.	2
Fly by Wings, S.A. de C.V. (Independent director)	Ps.	5,955	Ps.	6,473	Ps.	—
Las Nuevas Delicias Gastronómicas, S. de R.L. de C.V. (Independent director)	Ps.	549	Ps.	808	Ps.	—

AMP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties

Transactions with AMP, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2020		2021		2022
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	289,154	Ps.	526,220	Ps.	756,648
:

	2020		2021		2022
AMP, entity with significant influence:
Accounts payable	Ps.	157,003	Ps.	394,208	Ps.	621,722